Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class A | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class A | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Special tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class B | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class B | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class B | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Class B | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class B | Special tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class B | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class B | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class B | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class B | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class B | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class C | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class C | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Special tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class R6 | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class R6 | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Class R6 | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class R6 | Special tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R6 | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R6 | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R6 | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class Y | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Y | Special tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Y | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Cash and equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)